Dividends paid and proposed (Details) $ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($) $ / shares
Dividends paid and proposed
Dividends proposed, declared and approved during the year | ₽	₽ 5,179		₽ 4,797
Final dividend proposed, declared and approved | $		$ 19,347,534		$ 13,667,632
Final dividend proposed, declared and approved (per share)		$ 0.31		$ 0.22
Interim dividend proposed, declared and approved | $		$ 51,197,062		$ 50,489,929
Interim dividend proposed, declared and approved (per share)		$ 0.82		$ 0.81
Dividends paid during the year | ₽	₽ 5,211		4,804
Final dividend paid | $		$ 19,347,534		$ 13,667,632
Final dividend paid (per share)		$ 0.31		$ 0.22
Interim dividend paid | $		$ 51,197,062		$ 50,489,929
Interim dividend paid (per share)		$ 0.82		$ 0.81
Dividends proposed for approval (not recognized as a liability as of December 31)			₽ 1,411	$ 19,347,534
Dividends proposed for approval, per share (not recognized as a liability as of December 31)				$ 0.31